DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Components of long-term debt (including related parties)

(in thousands of $)	2024	2023
Total debt, net of deferred finance charges	(1,452,255)	(1,216,730)
Less: Current portion of long-term debt and short-term debt	521,282	342,566
Long-term debt	(930,973)	(874,164)

Future repayments of outstanding debt (including related parties)
The outstanding debt, gross of deferred finance charges, as of December 31, 2024 is repayable as follows:

Year ending December 31	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
2025	(247,975)	(278,966)	(526,941)
2026	(58,333)	(35,500)	(93,833)
2027	(58,333)	—	(58,333)
2028	(58,333)	—	(58,333)
2029	(358,333)	—	(358,333)
2030 and thereafter	(379,168)	—	(379,168)
Total	(1,160,475)	(314,466)	(1,474,941)
Deferred finance charges	20,203	2,483	22,686
Total debt net of deferred finance charges	(1,140,272)	(311,983)	(1,452,255)
(1) This relates to debt balance of our consolidated lessor VIE entity (note 5).

Components of debt

(in thousands of $)	2024	2023	Maturity date
Gimi facility (1)	(670,833)	(630,000)	March 2030
2021 Unsecured Bonds	(189,642)	(199,869)	October 2025
2024 Unsecured Bonds	(300,000)	—	September 2029
Golar Arctic facility (1)	—	(14,589)	October 2024
Subtotal (excluding lessor VIE debt)	(1,160,475)	(844,458)
CSSC VIE debt - FLNG Hilli facility	(314,466)	(396,125)	Repayable on demand/2026
Total debt (gross)	(1,474,941)	(1,240,583)
Less: Deferred finance charges	22,686	23,853
Total debt, net of deferred financing costs	(1,452,255)	(1,216,730)

Schedule of lessor VIE debt
The following loan relates to the CSSC entity that we consolidate as a VIE. Although we have no control over the funding arrangement of this entity, we consider ourselves the primary beneficiary of this VIE and therefore are required to consolidate this loan facility into our financial results (note 5).

Facility	Effective from	SPV	Loan counterparty	Loan facility at inception (in $ millions)	Loan facility at December 31, 2024 (in $ millions)	Loan duration/maturity	Interest
Hilli	June 2018	Fortune Lianjing Shipping S.A.	CSSC entity	(840.0)	(96.1)	8 years non-recourse	SOFR plus margin(1)(2)
				(120.0)	(218.3)	Repayable on demand	Fixed rate(3)
(1) In 2023, we entered into the fourth side letter for FLNG Hilli’s sale and leaseback facility, incurring total fees of $6.3 million which have been deferred and amortized over the remaining term of the sale and leaseback facility (note 5).
(2) In 2023, the SPV, Fortune Lianjiang Shipping S.A., amended the interest-bearing facility, transitioning from LIBOR to SOFR.
(3) In 2024, the previously non-interest bearing loan with the CSSC entity began accruing interest at a fixed rate.